ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 33,414	$ 33,574
Non-current	25,479	23,491
Accounts payable and other	$ 58,893	$ 57,065